Income taxes - Summary of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current tax expense	$ 90,174	$ 88,575
Deferred tax expense (recovery)	49,796	(6,214)
Income tax expense	$ 139,970	$ 82,361